SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Report Information

In preparing the financial information for this reportable segment, the transactions between the companies included in the segment have been eliminated. The financial information of this reportable segment for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Residential	8,401,599	9,170,835	9,376,266
Personal mobility	7,250,462	7,644,515	7,848,610
SMEs/Corporate	5,980,807	6,485,898	7,606,598
Other services and businesses	226,985	255,692	332,078

Net operating revenue	21,859,853	23,556,940	25,163,552

Operating expenses
Depreciation and amortization	(5,881,861)	(5,803,487)	(6,128,402)
Interconnection	(653,867)	(771,212)	(1,141,786)
Personnel	(2,554,375)	(2,749,038)	(2,750,323)
Third-party services	(5,833,570)	(6,149,189)	(6,243,623)
Network maintenance services	(1,102,809)	(1,235,760)	(1,501,701)
Handset and other costs	(185,436)	(214,102)	(252,265)
Advertising and publicity	(379,676)	(410,495)	(427,463)
Rentals and Insurance	(4,335,892)	(4,152,521)	(4,284,672)
Provisions/reversals	(89,631)	(143,517)	(1,056,436)
Allowance for doubtful accounts	(1,062,712)	(740,575)	(622,527)
Impairment losses			(225,512)
Taxes and other expenses	(201,296)	(277,372)	(399,123)
Other operating income (expenses), net	(17,610)	(1,234,477)	(132,211)

OPERATING INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	(438,882)	(324,805)	(2,492)

Reorganization items, net	31,580,541	(2,371,919)	(9,005,998)

FINANCIAL INCOME (EXPENSES)
Financial income	1,042,865	1,331,699	944,611
Financial expenses	(5,068,382)	(2,075,430)	(4,539,997)

PRETAX INCOME	27,116,142	(3,440,455)	(12,603,876)

Income tax and social contribution	429,495	(1,498,216)	(87,379)

INCOME (LOSS) FROM CONTINUING OPERATIONS	27,545,637	(4,938,671)	(12,691,255)

Reconciliation of Revenue of the segment and Total Consolidated Revenue Information

In the years ended December 31, 2018, 2017 and 2016, the reconciliation of the revenue of the segment Telecommunications in Brazil and total consolidated revenue is as follows:

	2018	2017	2016
Net operating revenue
Revenue related to the reportable segment	21,859,853	23,556,940	25,163,552
Revenue related to other businesses	200,161	232,714	832,871

Consolidated net operating revenue	22,060,014	23,789,654	25,996,423

Reconciliation Between the Profit (loss) Before Financial Income (expenses) and Taxes of the segment Telecommunications in Brazil and Consolidated Profit (loss) Before Financial Income (expenses) and Taxes Information

In the years ended December 31, 2018, 2017 and 2016, the reconciliation between the profit (loss) before taxes of the segment telecommunications in Brazil and the consolidated profit (loss) before taxes is as follows:

	2018	2017	2016
Profit (loss) before taxes
Telecommunications in Brazil	27,116,142	(3,440,455)	(12,603,876)
Other businesses	(69,444)	(938,193)	(830,753)

Consolidated income before taxes	27,046,698	(4,378,648)	(13,434,629)

Total Assets, Liabilities and Property, Plant and Equipment and Intangible Assets Per Geographic Market

Total assets, liabilities and property, plant and equipment and intangible assets per geographic market at December 31, 2018 and 2017 are as follows:

	2018
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	62,324,414	42,015,131	28,360,030	7,977,841	5,211,774
Other, primarily Africa	4,923,187	526,870	108,768	47,601	34,467

	2017
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	66,311,553	80,316,703	26,934,278	9,206,776	4,258,545
Other, primarily Africa	4,675,216	354,127	149,176	48,063	57,947